Income Taxes - Schedule of Reconciliation between Income Tax Expense to Income before Income Taxes and Actual Provision for Income Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Taxes And Tax Related [Line Items]
Net income before provision for income tax	¥ 2,898,534	$ 444,221	¥ 3,867,919	¥ 3,439,535
PRC statutory tax rate			10.00%
Income tax expense at statutory tax rate	724,634		¥ 966,980	859,884
Permanent differences and Research and development super-deduction	(11,861)		24,406	20,135
Change in valuation allowance	95,240		39,427	98,862
Effect of income tax rate difference in other jurisdictions	123,778		257,449	156,136
Effect of tax holidays and preferential tax rates	(282,775)		(404,461)	(435,369)
Effect of the preferential tax rate adjustment of prior year's EIT	(113,396)
Effect of PRC withholding tax	220,000
Provision for income tax	¥ 755,620	$ 115,804	¥ 883,801	¥ 699,648
PRC [Member]
Income Taxes And Tax Related [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%